Intangible Assets (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Cost	$ 246,081	$ 412,051
Accumulated Amortization	236,324	366,962
Net	9,757	45,089
Source code [Member]
Cost	19,615	19,615
Accumulated Amortization	19,615	19,615
Net
URL [Member]
Cost	34,249	51,219
Accumulated Amortization	24,492	27,730
Net	9,757	23,489
Web-site contents [Member]
Cost	78,456	178,456
Accumulated Amortization	78,456	156,856
Net		21,600
Subscribers list [Member]
Cost	7,845	56,845
Accumulated Amortization	7,845	56,845
Net
Client accounts [Member]
Cost	98,070	98,070
Accumulated Amortization	98,070	98,070
Net
Trade name [Member]
Cost	7,846	7,846
Accumulated Amortization	7,846	7,846
Net